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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] ; Amendment Number: __

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    St. Denis J. Villere & Co., LLC
 Address: 601 Poydras Street, Suite 1808
          New Orleans, LA  70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    George V. Young
 Title:   LLC Member
 Phone:   (504) 525-0808

Signature, Place and Date of Signing:

   /s/ George V. Young          New Orleans,  LA           July 27, 2012
-------------------------- ------------------------- -------------------------
      [Signature]                [City, State]                [Date]

 Report Type (Check only one.) :

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-_______________________    __________________________________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            53

Form 13F Information Table Value Total:   $ 1,286,382
                                               (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.   13F File Number           Name

       ____   28-______________________ ___________________________________

         [Repeat as necessary.]

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
COLUMN 1                        COLUMN 2      COLUMN 3        COLUMN 4          COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- ----------- ------------------- --------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE    SHRS OR                  INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGER SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW        88554D 20 5   134,163 3,929,787 Sh              OTHER                    3,929,787
LUMINEX CORP DEL             COM            55027E 10 2    91,024 3,716,772 Sh              OTHER                    3,716,772
POOL CORPORATION             COM            73278L 10 5    86,539 2,138,870 Sh              OTHER                    2,138,870
VISA INC                     COM CL A       92826C 83 9    85,618   692,535 Sh              OTHER                      692,535
BE AEROSPACE INC             COM            073302 10 1    63,994 1,465,735 Sh              OTHER                    1,465,735
APPLE INC                    COM            037833 10 0    63,424   108,603 Sh              OTHER                      108,603
CARNIVAL CORP                PAIRED CTF     143658 30 0    58,791 1,715,510 Sh              OTHER                    1,715,510
VARIAN MED SYS INC           COM            92220P 10 5    55,414   911,870 Sh              OTHER                      911,870
ION GEOPHYSICAL CORP         COM            462044 10 8    53,924 8,182,650 Sh              OTHER                    8,182,650
FEDEX CORP                   COM            31428X 10 6    51,703   564,380 Sh              OTHER                      564,380
EPIQ SYS INC                 COM            26882D 10 9    50,021 4,083,370 Sh              OTHER                    4,083,370
NIC INC                      COM            62914B 10 0    49,066 3,863,436 Sh              OTHER                    3,863,436
CONSTANT CONTACT INC         COM            210313 10 2    47,237 2,644,825 Sh              OTHER                    2,644,825
SANDRIDGE ENERGY INC         COM            80007P 30 7    46,395 6,934,935 Sh              OTHER                    6,934,935
NORTHERN OIL & GAS INC  NEV  COM            665531 10 9    46,123 2,893,530 Sh              OTHER                    2,893,530
INGREDION INC                COM            457187 10 2    44,292   894,430 Sh              OTHER                      894,430
SMUCKER J M CO               COM NEW        832696 40 5    43,833   580,415 Sh              OTHER                      580,415
EURONET WORLDWIDE INC        COM            298736 10 9    36,751 2,152,982 Sh              OTHER                    2,152,982
FLOWERS FOODS INC            COM            343498 10 1    28,244 1,215,850 Sh              OTHER                    1,215,850
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2    26,505    27,185 Sh              OTHER                       27,185
ABBOTT LABS                  COM            002824 10 0    22,851   354,438 Sh              OTHER                      354,438
MCDONALDS CORP               COM            580135 10 1    18,034   203,710 Sh              OTHER                      203,710
SCHLUMBERGER LTD             COM            806857 10 8    15,339   236,315 Sh              OTHER                      236,315
CULLEN FROST BANKERS INC     COM            229899 10 9    12,155   211,425 Sh              OTHER                      211,425
SANCHEZ ENERGY CORP          COM            79970Y 10 5     6,556   315,200 Sh              OTHER                      315,200
SOUTHWESTERN ENERGY CO       COM            845467 10 9     4,624   144,820 Sh              OTHER                      144,820
JOHNSON & JOHNSON            COM            478160 10 4     4,394    65,043 Sh              OTHER                       65,043
JPMORGAN CHASE & CO          COM            46625H 10 0     4,375   122,457 Sh              OTHER                      122,457
COCA COLA CO                 COM            191216 10 0     4,246    54,306 Sh              OTHER                       54,306
VERIZON COMMUNICATIONS INC   COM            92343V 10 4     4,091    92,062 Sh              OTHER                       92,062
WESTAR ENERGY INC            COM            95709T 10 0     3,856   128,750 Sh              OTHER                      128,750
CHEVRON CORP NEW             COM            166764 10 0     3,029    28,708 Sh              OTHER                       28,708
MICROSOFT CORP               COM            594918 10 4     2,587    84,555 Sh              OTHER                       84,555
EXXON MOBIL CORP             COM            30231G 10 2     2,491    29,106 Sh              OTHER                       29,106
NORFOLK SOUTHERN CORP        COM            655844 10 8     2,094    29,175 Sh              OTHER                       29,175
GENERAL MLS INC              COM            370334 10 4     1,881    48,800 Sh              OTHER                       48,800
AT&T INC                     COM            00206R 10 2     1,660    46,561 Sh              OTHER                       46,561
CLECO CORP NEW               COM            12561W 10 5     1,537    36,750 Sh              OTHER                       36,750
RAYTHEON CO                  COM NEW        755111 50 7     1,270    22,440 Sh              OTHER                       22,440
MICROCHIP TECHNOLOGY INC     COM            595017 10 4     1,157    34,965 Sh              OTHER                       34,965
COLGATE PALMOLIVE CO         COM            194162 10 3       931     8,944 Sh              OTHER                        8,944
SOUTHERN CO                  COM            842587 10 7       652    14,072 Sh              OTHER                       14,072
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       594     3,037 Sh              OTHER                        3,037
CATERPILLAR INC DEL          COM            149123 10 1       425     5,000 Sh              OTHER                        5,000
ALLSTATE CORP                COM            020002 10 1       421    12,000 Sh              OTHER                       12,000
3M CO                        COM            88579Y 10 1       358     4,000 Sh              OTHER                        4,000
PROCTER & GAMBLE CO          COM            742718 10 9       340     5,550 Sh              OTHER                        5,550

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
TRAVELERS COMPANIES INC      COM            89417E 10 9       318     4,975 Sh              OTHER                        4,975
MCMORAN EXPLORATION CO       COM            582411 10 4       269    21,250 Sh              OTHER                       21,250
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       247     3,664 Sh              OTHER                        3,664
HOME DEPOT INC               COM            437076 10 2       241     4,550 Sh              OTHER                        4,550
DU PONT E I DE NEMOURS & CO  COM            263534 10 9       206     4,080 Sh              OTHER                        4,080
STEWART ENTERPRISES INC      CL A           860370 10 5        92    13,000 Sh              OTHER                       13,000
                                                        1,286,382